                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21040

Morgan Stanley Biotechnology Fund
                (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BIOTECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS       FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  NUMBER OF
   SHARES                                                                                       VALUE
------------                                                                                --------------

               COMMON STOCKS (98.5%)
               Biotechnology (71.5%)
    8,990      Amgen Inc.*                                                                    $   678,655
   13,800      Amylin Pharmaceuticals, Inc.*                                                      598,644
   10,800      Biogen Idec Inc.*                                                                  510,300
   16,520      Celgene Corp.*                                                                     627,760
    5,400      Cephalon, Inc.*                                                                    429,192
   48,500      Encysive Pharmaceuticals, Inc.*                                                    441,350
    5,610      Genentech, Inc.*                                                                   480,721
    6,050      Gen-Probe Inc.*                                                                    302,258
    9,735      Genzyme Corp.*                                                                     675,025
   13,630      Gilead Sciences, Inc.*                                                             848,740
   17,815      ImClone Systems, Inc.*                                                             683,918
   12,540      MedImmune, Inc.*                                                                   457,585
   15,200      Millennium Pharmaceuticals, Inc.*                                                  159,296
   11,495      Neurocrine Biosciences, Inc.*                                                      754,187
   43,200      NPS Pharmaceuticals, Inc.*                                                         662,688
   12,700      Onyx Pharmaceuticals, Inc.*                                                        361,950
   21,600      OSI Pharmaceuticals Inc.*                                                          701,568
   21,100      PDL Biopharrma Inc.                                                                660,641
   38,500      Serono SA (ADR) (Switzerland)                                                      686,840
                                                                                            --------------
                                                                                               10,721,318
                                                                                            --------------
               Electronic Equipment/Instruments (2.0%)
    8,760      Thermo Electron Corp.*                                                             303,271
                                                                                            --------------

               Investment Trusts/Mutual Funds (2.9%)
    5,100      iShares Nasdaq Biotechnology Index Fund                                            428,502
                                                                                            --------------

               Medical Specialties (11.6%)
   24,955      Applera Corp. - Applied Biosystems Group                                           705,478
    6,300      Dade Behring Holdings, Inc.                                                        229,824
    4,702      Fisher Scientific International, Inc.*                                             320,488
    8,200      Varian Medical Systems, Inc.*                                                      474,616
                                                                                            --------------
                                                                                                1,730,406
                                                                                            --------------
               Pharmaceuticals: Major (7.6%)
    7,800      Novartis AG (ADR) (Switzerland)*                                                   415,350
    2,750      Roche Holding AG (Switzerland)**                                                   406,264
    7,500      Sanofi-Aventis (ADR) (France)*                                                     319,725
                                                                                            --------------
                                                                                                1,141,339
                                                                                            --------------
               Pharmaceuticals: Other (2.9%)
   10,400      Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                 436,696
                                                                                            --------------

               TOTAL INVESTMENT
                 (Cost $10,643,590)(a)                                            98.5%        14,761,532
               OTHER ASSETS IN EXCESS OF LIABILITIES                               1.5            225,812
                                                                                --------    --------------
               NET ASSETS                                                         96.8%       $14,987,344
                                                                                ========    ==============

--------------------------------------------------------------------------------
ADR      American Depositary Receipt.
*        Non-income producing security.
**       Security with a total market value equal to $406,263 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(a)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,181,978 and the aggregate gross unrealized depreciation is $64,036, resulting in net unrealized appreciation of
         $4,117,942.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Biotechnology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Biotechnology
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2006

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Biotechnology
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2006

                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       5